Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
KraneShares Asia Robotics and Artificial Intelligence Index ETF (Prospectus Summary) | KraneShares Asia Robotics and Artificial Intelligence Index ETF | KraneShares Asia Robotics and Artificial Intelligence Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBOT
KraneShares Bosera MSCI China A Share ETF (Prospectus Summary) | KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBA
KraneShares CCBS China Corporate High Yield Bond USD Index ETF (Prospectus Summary) | KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCCB
KraneShares CICC China 5G and Technology Leaders Index ETF (Prospectus Summary) | KraneShares CICC China 5G and Technology Leaders Index ETF | KraneShares CICC China 5G and Technology Leaders Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFVG
KraneShares CICC China Consumer Leaders Index ETF (Prospectus Summary) | KraneShares CICC China Consumer Leaders Index ETF | KraneShares CICC China Consumer Leaders Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBUY
KraneShares CICC China Leaders 100 Index ETF (Prospectus Summary) | KraneShares CICC China Leaders 100 Index ETF | KraneShares CICC China Leaders 100 Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KFYP
KraneShares CSI China Internet ETF (Prospectus Summary) | KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWEB
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF (Prospectus Summary) | KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBND
KraneShares E Fund China Commercial Paper ETF (Prospectus Summary) | KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCNY
KraneShares Electric Vehicles and Future Mobility Index ETF (Prospectus Summary) | KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KARS
KraneShares Emerging Markets Consumer Technology Index ETF (Prospectus Summary) | KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMQ
KraneShares Emerging Markets Healthcare Index ETF (Prospectus Summary) | KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMED
KraneShares MSCI All China Consumer Discretionary Index ETF (Prospectus Summary) | KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KDSC
KraneShares MSCI All China Consumer Staples Index ETF (Prospectus Summary) | KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSTP
KraneShares MSCI All China Health Care Index ETF (Prospectus Summary) | KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KURE
KraneShares MSCI All China Index ETF (Prospectus Summary) | KraneShares MSCI All China Index ETF | KraneShares MSCI All China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KALL
KraneShares MSCI China A Hedged Index ETF (Prospectus Summary) | KraneShares MSCI China A Hedged Index ETF | KraneShares MSCI China A Hedged Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBAH
KraneShares MSCI China Environment Index ETF (Prospectus Summary) | KraneShares MSCI China Environment Index ETF | KraneShares MSCI China Environment Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KGRN
KraneShares MSCI Emerging Markets ex China Index ETF (Prospectus Summary) | KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMX
KraneShares MSCI One Belt One Road Index ETF (Prospectus Summary) | KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBOR
KraneShares SSE STAR Market 50 Index ETF (Prospectus Summary) | KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSTR
KFA Dynamic Fixed Income ETF (Prospectus Summary) | KFA Dynamic Fixed Income ETF | KFA Dynamic Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KDFI
KFA Large Cap Quality Dividend Index ETF (Prospectus Summary) | KFA Large Cap Quality Dividend Index ETF | KFA Large Cap Quality Dividend Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCD
KFA Small Cap Quality Dividend Index ETF (Prospectus Summary) | KFA Small Cap Quality Dividend Index ETF | KFA Small Cap Quality Dividend Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSCD
Quadratic Interest Rate Volatility and Inflation Hedge ETF (Prospectus Summary) | Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVOL